Other comprehensive income (loss) - Changes in Accumulated Other Comprehensive Income (Loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	¥ 20,636	¥ (57,395)
Other comprehensive income (loss) before reclassifications	130,035	78,757
Reclassifications out of accumulated other comprehensive income (loss)	(6,932)	(726)
Net change during the year	123,103	78,031
Balance at end of year	143,739	20,636
Cumulative translation adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	27,704	(38,875)
Other comprehensive income (loss) before reclassifications	110,679	66,707
Reclassifications out of accumulated other comprehensive income (loss)	(5,012)	(128)
Net change during the year	105,667	66,579
Balance at end of year	133,371	27,704
Pension liability adjustment [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	(18,809)	(28,518)
Other comprehensive income (loss) before reclassifications	2,768	8,708
Reclassifications out of accumulated other comprehensive income (loss)	637	1,001
Net change during the year	3,405	9,709
Balance at end of year	(15,404)	(18,809)
Net unrealized gain on non-trading securities [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	11,741	9,998
Other comprehensive income (loss) before reclassifications	16,588	3,342
Reclassifications out of accumulated other comprehensive income (loss)	(2,557)	(1,599)
Net change during the year	14,031	1,743
Balance at end of year	¥ 25,772	¥ 11,741